Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-NNN

Commercial Mortgage Pass-Through Certificates, Series 2020-NNN

J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-NNN MZ

Commercial Mezzanine Pass-Through Certificates, Series 2020-NNN MZ

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Academy Securities, Inc.

Drexel Hamilton, LLC

4 February 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Academy Securities, Inc. 140 East 45th Street, 5th Floor New York, New York 10017

Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-NNN (the “CMBS Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2020-NNN (the “CMBS Certificates”)

J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-NNN MZ (the “Mezzanine Issuing Entity”)
Commercial Mezzanine Pass-Through Certificates, Series 2020-NNN MZ (the “Mezzanine Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the Trust Loan and Mezzanine Loan (both as defined herein) relating to the CMBS Issuing Entity’s and Mezzanine Issuing Entity’s securitization transactions, respectively. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the CMBS Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”),
g.	A draft of the confidential offering circular for the Mezzanine Issuing Entity’s securitization transaction (the “Draft Mezzanine Offering Circular”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular, Draft Mezzanine Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular, Draft Mezzanine Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Trust Loan or Mezzanine Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan or Mezzanine Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan or Mezzanine Loan,
iii.	Whether the originator(s) of the Trust Loan or Mezzanine Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan or Mezzanine Loan that would be material to the likelihood that the issuer of the CMBS Certificates or Mezzanine Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

4 February 2020

Attachment A Page 1 of 12

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the CMBS Issuing Entity will consist primarily of three componentized promissory notes (the “Trust Notes”) collectively evidencing a componentized fixed and floating rate loan (the “Trust Loan”),
b.	The Trust Loan is part of a split loan structure consisting of the Trust Loan and three other fixed rate loans (collectively, the “Companion Loans,” together with the Trust Loan, the “Mortgage Loan”) each evidenced by two separate componentized promissory notes (collectively, the “Companion Notes”) which will not be assets of the Issuing Entity,
c.	The Mortgage Loan is secured by, among other things, cross-collateralized and cross-defaulted first mortgage or deed of trust liens on the borrowers’ fee simple or leasehold interests in 66 office, industrial and retail properties (collectively, the “Properties”),
d.	The assets of the Mezzanine Issuing Entity will consist primarily of a five-year, fixed-rate, interest-only mezzanine loan (the “Mezzanine Loan”) evidenced by one promissory note,
e.	The Mezzanine Loan is secured by, among other things, the pledge of the Mezzanine Loan borrower’s direct ownership interests of the Mortgage Loan borrowers and
f.	The Mezzanine Loan will be subordinate in priority of payment to the Mortgage Loan.

For the purpose of the procedures described in this report:

a.	The floating rate component of the Mortgage Loan and the fixed rate component of the Mortgage Loan are hereinafter referred to as the “Floating Component A Portion of the Mortgage Loan” and “Fixed Component B Portion of the Mortgage Loan,” respectively, and
b.	The Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Properties, Trust Loan, Companion Loans, Mortgage Loan, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 10 February 2020 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Attachment A Page 2 of 12

1. (continued)

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Properties, Trust Loan, Companion Loans, Mortgage Loan, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 12

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extensions) and
ii.	Original Mortgage Loan Term (Including Extensions)

of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term (Excluding Extensions) and
c.	Original Mortgage Loan Term (Including Extensions),

as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity and
ii.	Remaining Mortgage Loan Term to Maturity (Including Extensions)

of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during any applicable extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the “Original Mortgage Loan Amortization Term (Excluding Extensions)” of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Mezzanine Loan,
b.	Use the “Original Mortgage Loan Term (Excluding Extensions),” as shown on the Final Data File, for the “Mortgage Loan IO Period” of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Mezzanine Loan,
c.	Use the “Original Allocated Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and each Property as of the Reference Date (the “Cut-Off Date Allocated Mortgage Loan Amount ($)”) and
ii.	Principal balance of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Initial Maturity Allocated Mortgage Loan Balance”) and

Attachment A Page 4 of 12

7. (continued)

d.	Use the “Original Mezzanine Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Cut-off Date Mezzanine Loan Balance”) and
ii.	Principal balance of the Mezzanine Loan and each Property as of the “Initial Maturity Date” of the Mezzanine Loan (the “Maturity Date Mezzanine Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Cut-off Date Allocated Mortgage Loan Amount ($),
d.	Cut-off Date Mezzanine Loan Balance,
e.	Initial Maturity Allocated Mortgage Loan Balance and
f.	Maturity Date Mezzanine Loan Balance,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Balance,
ii.	Cut-off Date Total Debt Balance and
iii.	Maturity Date Total Debt Balance

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the “Cut-off Date Allocated Mortgage Loan Amount ($),” we recalculated the “% of Cut-off Date Allocated Loan Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 12

10.	Using the:
a.	Mortgage Loan Margin,
b.	LIBOR Floor and
c.	LIBOR Rounding methodology,

as shown on the Final Data File, and a LIBOR assumption of 1.67700% that was provided by the Depositor, we recalculated the “Mortgage Loan Interest Rate (At Assumed LIBOR)” of the Floating Component A Portion of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Fixed Component B Portion of the Mortgage Loan, the Depositor instructed us to use the related fixed interest rate, as shown in the applicable Source Document(s), for the purpose of comparing the “Mortgage Loan Interest Rate (At Assumed LIBOR)” characteristic.

Using:

a.	The “Original Allocated Mortgage Loan Balance” of the Floating Component A Portion of the Mortgage Loan,
b.	The “Original Allocated Mortgage Loan Balance” of the Fixed Component B Portion of the Mortgage Loan,
c.	The “Mortgage Loan Interest Rate (At Assumed LIBOR)” of the Floating Component A Portion of the Mortgage Loan and
d.	The “Mortgage Loan Interest Rate (At Assumed LIBOR)” of the Fixed Component B Portion of the Mortgage Loan,

as shown on the Final Data File, we recalculated the “Mortgage Loan Interest Rate (At Assumed LIBOR)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Mortgage Loan Interest Rate (At Assumed LIBOR) and
d.	Mezzanine Loan Interest Rate,

as shown on the Final Data File, we recalculated the “Total Debt Interest Rate (At Assumed LIBOR)” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 12

12.	Using the:
a.	Mortgage Loan Margin and
b.	LIBOR Cap,

as shown on the Final Data File, we recalculated the “Mortgage Loan Interest Rate (At LIBOR Cap)” of the Floating Component A Portion of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Fixed Component B Portion of the Mortgage Loan, the Depositor instructed us to use the related fixed interest rate, as shown in the applicable Source Document(s), for the purpose of comparing the “Mortgage Loan Interest Rate (At LIBOR Cap)” characteristic.

Using:

a.	The “Original Allocated Mortgage Loan Balance” of the Floating Component A Portion of the Mortgage Loan,
b.	The “Original Allocated Mortgage Loan Balance” of the Fixed Component B Portion of the Mortgage Loan,
c.	The “Mortgage Loan Interest Rate (At LIBOR Cap)” of the Floating Component A Portion of the Mortgage Loan and
d.	The “Mortgage Loan Interest Rate (At LIBOR Cap)” of the Fixed Component B Portion of the Mortgage Loan,

as shown on the Final Data File, we recalculated the “Mortgage Loan Interest Rate (At LIBOR Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Mortgage Loan Interest Rate (At LIBOR Cap) and
d.	Mezzanine Loan Interest Rate,

as shown on the Final Data File, we recalculated the “Total Debt Interest Rate (At LIBOR Cap)” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 12

14.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Mortgage Loan Debt Service and
ii.	Monthly Mortgage Loan Debt Service

of the Floating Component A Portion of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service” of the Floating Component A Portion of the Mortgage Loan as the product of:

a.	The “Original Allocated Mortgage Loan Balance” of the Floating Component A Portion of the Mortgage Loan, as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At Assumed LIBOR)” of the Floating Component A Portion of the Mortgage Loan, as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service” of the Floating Component A Portion of the Mortgage Loan as 1/12th of the “Annual Mortgage Loan Debt Service” of the Floating Component A Portion of the Mortgage Loan.

15.	Using the:

a.       Original Allocated Mortgage Loan Balance,

b.	Mortgage Loan Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Mortgage Loan Debt Service and
ii.	Monthly Mortgage Loan Debt Service

of the Fixed Component B Portion of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service” of the Fixed Component B Portion of the Mortgage Loan as the product of:

a.	The “Original Allocated Mortgage Loan Balance” of the Fixed Component B Portion of the Mortgage Loan, as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At Assumed LIBOR)” of the Fixed Component B Portion of the Mortgage Loan, as shown on the Final Data File, and
c.	365/360.

Attachment A Page 8 of 12

15. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service” of the Fixed Component B Portion of the Mortgage Loan as 1/12th of the “Annual Mortgage Loan Debt Service” of the Fixed Component B Portion of the Mortgage Loan.

16.	Using the:

a.	Original Allocated Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Mortgage Loan Debt Service and
ii.	Monthly Mortgage Loan Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Allocated Mortgage Loan Balance” of the Mortgage Loan, as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At Assumed LIBOR)” of the Mortgage Loan, as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service” of the Mortgage Loan as 1/12th of the “Annual Mortgage Loan Debt Service” of the Mortgage Loan.

17.	Using the:

a.	Original Mezzanine Loan Balance,
b.	Mezzanine Loan Interest Rate and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Mezzanine Loan Debt Service and
ii.	Monthly Mezzanine Loan Debt Service

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezzanine Loan Debt Service” of the Mezzanine Loan as the product of:

a.	The “Original Mezzanine Loan Balance” of the Mezzanine Loan, as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate” of the Mezzanine Loan, as shown on the Final Data File, and
c.	365/360.

Attachment A Page 9 of 12

17. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezzanine Loan Debt Service” of the Mezzanine Loan as 1/12th of the “Annual Mezzanine Loan Debt Service” of the Mezzanine Loan.

18.	Using the:

a.	Annual Mortgage Loan Debt Service,
b.	Annual Mezzanine Loan Debt Service,
c.	Monthly Mortgage Loan Debt Service and
d.	Monthly Mezzanine Loan Debt Service,

as shown on the Final Data File, we recalculated the:

i.	Annual Total Debt Debt Service and
ii.	Monthly Total Debt Debt Service

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	In-Place NOI (Annualized February 2020),
b.	Underwritten NOI,
c.	Underwritten NCF,
d.	Annual Mortgage Loan Debt Service,
e.	Cut-off Date Allocated Mortgage Loan Amount ($),
f.	Initial Maturity Allocated Mortgage Loan Balance and
g.	Appraisal Value,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan In-Place NOI DSCR,
ii.	Mortgage Loan Underwritten NOI DSCR,
iii.	Mortgage Loan Underwritten NCF DSCR,
iv.	Cut-off Date Mortgage Loan LTV,
v.	Maturity Date Mortgage Loan LTV,
vi.	Mortgage Loan In-Place NOI DY,
vii.	Mortgage Loan Underwritten NOI DY and
viii.	Mortgage Loan Underwritten NCF DY

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to two decimal places and
b.	Round the characteristics listed in iv. through viii. above to the nearest 1/10th of one percent.

Attachment A Page 10 of 12

20.	Using the:
a.	In-Place NOI (Annualized February 2020),
b.	Underwritten NOI,
c.	Underwritten NCF,
d.	Annual Total Debt Debt Service,
e.	Cut-off Date Total Debt Balance,
f.	Maturity Date Total Debt Balance and
g.	Appraisal Value,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt In-Place NOI DSCR,
ii.	Total Debt Underwritten NOI DSCR,
iii.	Total Debt Underwritten NCF DSCR,
iv.	Cut-off Date Total Debt LTV,
v.	Maturity Date Total Debt LTV,
vi.	Total Debt In-Place NOI DY,
vii.	Total Debt Underwritten NOI DY and
viii.	Total Debt Underwritten NCF DY

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to two decimal places and
b.	Round the characteristics listed in iv. through viii. above to the nearest 1/10th of one percent.

21.	Using the “Units,” we recalculated the “% of SF” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

22.	Using the:
a.	Units and
b.	Tenant SF,

as shown on the Final Data File, we recalculated the “Tenant % of Total SF” of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

23.	Using the:
a.	Gross Potential Rent and
b.	Underwritten Vacancy/Credit Loss,

as shown on the Final Data File, we recalculated the “Underwritten Economic Occupancy” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 11 of 12

24.	Using the:
a.	Mortgage Master Servicer Fee Rate and
b.	Mortgage Primary Servicer Fee Rate,

as shown on the Final Data File, we recalculated the “Mortgage Servicing Fee Rate” of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

25.	Using the:
a.	Mortgage Servicing Fee Rate,
b.	Mortgage Trustee/Cert Admin Fee Rate,
c.	Mortgage Operating Advisor Fee and
d.	Mortgage CREFC Fee Rate,

as shown on the Final Data File, we recalculated the “Mortgage Total Admin Fee Rate” of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

26.	Using the:
a.	Mortgage Total Admin Fee Rate and
b.	Mortgage Loan Interest Rate (At Assumed LIBOR),

as shown on the Final Data File, we recalculated the “Mortgage Net Mortgage Rate” of the Floating Component A Portion of the Mortgage Loan and Fixed Component B Portion of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

27.	Using the:
a.	Mezzanine Master Servicer Fee Rate and
b.	Mezzanine Primary Servicer Fee Rate,

as shown on the Final Data File, we recalculated the “Mezzanine Servicing Fee Rate” of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

28.	Using the:
a.	Mezzanine Servicing Fee Rate,
b.	Mezzanine Trustee/Cert Admin Fee Rate,
c.	Mezzanine Operating Advisor Fee and
d.	Mezzanine CREFC Fee Rate,

as shown on the Final Data File, we recalculated the “Mezzanine Total Admin Fee Rate” of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 12 of 12

29.	Using the:
a.	Mezzanine Total Admin Fee Rate and
b.	Mezzanine Loan Interest Rate,

as shown on the Final Data File, we recalculated the “Mezzanine Net Mortgage Rate” of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	15 January 2020

Mezzanine Loan Agreement	15 January 2020

Cash Management Agreement	15 January 2020

Clearing Account Agreement	15 January 2020

Mortgage Interest Rate Cap Agreement	15 January 2020

Bloomberg Screenshots for LIBOR Cap Provider Rating	Not Dated

Settlement Statement	15 January 2020

Guaranty Agreement	15 January 2020

Environmental Indemnity Agreement	15 January 2020

Non-Consolidation Opinion	Not Dated

Co-Lender Agreement (see Note 1)	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Engineering Reports	Various

Phase I Environmental Reports	Various

USPS Internet Site (www.usps.com)	Not Applicable

Seismic Report	6 December 2019

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	Not Dated

Bloomberg Screenshots for Tenant Credit Ratings	Not Dated

Pro Forma Title Policy	Not Dated

Ground Lease Agreements (see Note 2)	Various

Ground Lease Agreement Amendments (see Note 2)	Various

Ground Lease Abstracts (see Note 2)	Various

Management Agreement	August 2017

Insurance Review	7 January 2020

Lease Agreements	Various

Lease Estoppels	Various

Notes:

1.	The indicated provided Source Document(s) are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

2.	The indicated Source Document(s) are referred to collectively as the “Ground Lease Agreements.”

Exhibit 2 to Attachment A Page 1 of 5

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report or Engineering Report
Property City (see Note 1)	Appraisal Report or Engineering Report
State (see Note 1)	Appraisal Report or Engineering Report
Zip Code	USPS Internet Site (www.usps.com), Appraisal Report or Engineering Report
Property Type	Appraisal Report
Property Sub Type	Appraisal Report
Property Class	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Units	Underwritten Rent Roll
Unit Type	Underwritten Rent Roll
Single Tenant	Underwritten Rent Roll
Occupancy %	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value	Appraisal Report
Date of Appraisal	Appraisal Report
Appraisal Firm	Appraisal Report
Environmental Firm	Phase I Environmental Report
Environmental Report Type	Phase I Environmental Report
Environmental Report Date	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Environmental Insurance	Insurance Review
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report
Seismic Date (see Note 2)	Seismic Report
Seismic Zone (see Note 2)	Seismic Report
PML (%) (see Note 2)	Seismic Report

Exhibit 2 to Attachment A Page 2 of 5

Major Tenant Information:

Characteristic	Source Document(s)

Tenant Name	Underwritten Rent Roll
Tenant SF	Underwritten Rent Roll
Tenant Lease Maturity Date 1	Underwritten Rent Roll
Credit Rating (M/F/S)	Bloomberg Screenshots for Tenant Credit Ratings

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

In-Place NOI (Annualized February 2020)	Underwriter’s Summary Report
Year 1 NOI (January 2020 - December 2020)	Underwriter’s Summary Report
Underwritten Rents in Place	Underwriter’s Summary Report
Underwritten Reimbursements	Underwriter’s Summary Report
Gross Potential Rent	Underwriter’s Summary Report
Underwritten Vacancy/Credit Loss	Underwriter’s Summary Report
Underwritten Effective Gross Income	Underwriter’s Summary Report
Underwritten Expense Total	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Replacement Reserves	Underwriter’s Summary Report
Underwritten Tenant Improvements and Leasing Commissions	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Reserve	Settlement Statement
Monthly Tax Reserve	Mortgage Loan Agreement
Terms/Description of Springing Tax Escrow	Mortgage Loan Agreement
Initial Insurance Reserve	Settlement Statement
Monthly Insurance Reserve	Mortgage Loan Agreement
Terms/Description of Springing Insurance Escrow	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Terms/Description of Springing Replacement Reserves	Mortgage Loan Agreement
Replacement Reserves Deposit Cap	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 3 of 5

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Rollover Reserve Initial Deposit Amount	Settlement Statement
Rollover Reserve Monthly Deposit Amount	Mortgage Loan Agreement
Terms/Description of Springing Rollover Reserves	Mortgage Loan Agreement
Rollover Reserve Deposit Cap	Mortgage Loan Agreement

Mortgage Loan, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Entities	Mortgage Loan Agreement
Guarantor	Guaranty Agreement
Original Allocated Mortgage Loan Balance	Mortgage Loan Agreement
Original Mezzanine Loan Balance	Mezzanine Loan Agreement
Origination Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Payment Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (Y/N)	Mortgage Loan Agreement
Extension Description	Mortgage Loan Agreement
Extension Test Description	Mortgage Loan Agreement
Extension Spread Increase (Yes/No)	Mortgage Loan Agreement
Extension Spread Increase Description	Mortgage Loan Agreement
Rate Type	Mortgage Loan Agreement
Amortization Type (During Initial Term and Extended Term) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Accrual Basis (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (EoD)	Mortgage Loan Agreement
Grace Period (Late)	Mortgage Loan Agreement
Interest Accrual Period Start	Mortgage Loan Agreement
Interest Accrual Period End	Mortgage Loan Agreement
Interest Rate Adjustment Frequency	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 5

Mortgage Loan, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Mortgage Loan Margin	Mortgage Loan Agreement
Mezzanine Loan Interest Rate	Mezzanine Loan Agreement
LIBOR Rounding Methodology	Mortgage Loan Agreement
LIBOR Lookback Days	Mortgage Loan Agreement
LIBOR Floor	Mortgage Loan Agreement
LIBOR Cap	Mortgage Interest Rate Cap Agreement
LIBOR Cap after Extension	Mortgage Loan Agreement
LIBOR Cap Expiration Date	Mortgage Interest Rate Cap Agreement
LIBOR Cap Provider	Mortgage Interest Rate Cap Agreement
LIBOR Cap provider rating (M/S&P/F)	Bloomberg Screenshots for LIBOR Cap Provider Rating
Prepayment String (see Note 5)	Mortgage Loan Agreement
Mezzanine Prepayment String	Mezzanine Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Substitution Allowed	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type (see Note 6)	Mortgage Loan Agreement
Cash Management (see Note 7)	Mortgage Loan Agreement
Terms/Description of Cash Management (If applicable)	Mortgage Loan Agreement
Loan Purpose	Settlement Statement
Single Purpose Entity	Mortgage Loan Agreement
TIC Structure	Mortgage Loan Agreement
Condo Structure	Mortgage Loan Agreement
DST	Mortgage Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
Ownership Interest	Pro Forma Title Policy
Ground Lease? (Y/N)	Ground Lease Agreements
Ground Lease Expiration Date	Ground Lease Agreements
Future Debt Permitted?	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 5

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to perform procedures only for Properties where we received a seismic report Source Document.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

4.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s) for each of the indicated characteristics.

5.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s) has been securitized.

6.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” for the “LockBox Type” characteristic if the applicable Source Document(s) require the borrower(s) or manager to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s).

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” for the “Cash Management” characteristic if, for funds directed into a lockbox, such funds are generally not made immediately available to the borrower(s), but instead are forwarded to a cash management account maintained by the borrower(s) for the benefit of the lender(s) and such funds are disbursed according to the applicable Source Document(s), with any excess remitted to the borrower(s) (unless an event of default or one or more specified trigger events under the applicable Source Document(s) have occurred and are outstanding), generally on a daily basis.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

No.
Property ID
Property Name
Property Count
Sponsor
Occupancy Date
Appraisal Type
Allocated Trust Loan Amount ($)
Allocated Companion Loan Amount ($)
Mezzanine Loan Margin
Letter of Credit
Earnout / Holdback
Investment Grade
Future Debt Description
Mortgage Primary Servicer Fee Rate
Mortgage Master Servicer Fee Rate
Mortgage Trustee/Cert Admin Fee Rate
Mortgage Operating Advisor Fee
Mortgage CREFC Fee Rate
Mezzanine Primary Servicer Fee Rate
Mezzanine Master Servicer Fee Rate
Mezzanine Trustee/Cert Admin Fee Rate
Mezzanine Operating Advisor Fee
Mezzanine CREFC Fee Rate

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.